STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited Partners [Member]	General Partner [Member]	Series Twenty [Member]	Series Twenty [Member] Limited Partners [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty One [Member] Limited Partners [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Two [Member] Limited Partners [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Three [Member] Limited Partners [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Four [Member] Limited Partners [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Five [Member] Limited Partners [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Six [Member] Limited Partners [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Seven [Member] Limited Partners [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Eight [Member] Limited Partners [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Twenty Nine [Member] Limited Partners [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty [Member] Limited Partners [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty One [Member] Limited Partners [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Two [Member] Limited Partners [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Three [Member] Limited Partners [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Four [Member] Limited Partners [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Five [Member] Limited Partners [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Six [Member] Limited Partners [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Seven [Member] Limited Partners [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Eight [Member] Limited Partners [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Thirty Nine [Member] Limited Partners [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Forty [Member]	Series Forty [Member] Limited Partners [Member]	Series Forty [Member] General Partner [Member]	Series Forty One [Member]	Series Forty One [Member] Limited Partners [Member]	Series Forty One [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Two [Member] Limited Partners [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Three [Member] Limited Partners [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Four [Member] Limited Partners [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Five [Member] Limited Partners [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Six [Member]	Series Forty Six [Member] Limited Partners [Member]	Series Forty Six [Member] General Partner [Member]
Partners' capital (deficit), Beginning balance at Mar. 31, 2016	$ (28,619,101)	$ (21,290,383)	$ (7,328,718)	$ (1,261,163)	$ (940,299)	$ (320,864)	$ (1,035,197)	$ (862,894)	$ (172,303)	$ (2,524,039)	$ (2,279,715)	$ (244,324)	$ (1,832,635)	$ (1,529,462)	$ (303,173)	$ 502,552	$ 676,778	$ (174,226)	$ 397,047	$ 616,693	$ (219,646)	$ 804,402	$ 1,114,701	$ (310,299)	$ 899,636	$ 1,097,087	$ (197,451)	$ 876,927	$ 1,149,995	$ (273,068)	$ (2,967,982)	$ (2,599,655)	$ (368,327)	$ (1,373,138)	$ (1,132,351)	$ (240,787)	$ 1,307,467	$ 1,673,651	$ (366,184)	$ (2,312,599)	$ (1,883,110)	$ (429,489)	$ (827,935)	$ (593,876)	$ (234,059)	$ (2,929,261)	$ (2,599,579)	$ (329,682)	$ (801,012)	$ (510,977)	$ (290,035)	$ (446,696)	$ (263,566)	$ (183,130)	$ (2,299,156)	$ (2,060,600)	$ (238,556)	$ (1,691,937)	$ (1,456,733)	$ (235,204)	$ (1,466,416)	$ (1,255,309)	$ (211,107)	$ (2,356,713)	$ (2,108,202)	$ (248,511)	$ (2,829,516)	$ (2,552,052)	$ (277,464)	$ 1,272,077	$ 1,500,294	$ (228,217)	$ (190,876)	$ 132,554	$ (323,430)	$ (2,286,800)	$ (2,026,484)	$ (260,316)	$ (1,842,316)	$ (1,470,231)	$ (372,085)	$ (1,403,822)	$ (1,127,041)	$ (276,781)
Net income (loss)	15,103,290	14,952,257	151,033	65,321	64,668	653	(44,938)	(44,489)	(449)	(72,794)	(72,066)	(728)	402,128	398,107	4,021	(75,371)	(74,617)	(754)	(51,336)	(50,823)	(513)	(126,723)	(125,456)	(1,267)	2,675,164	2,648,412	26,752	(64,444)	(63,800)	(644)	(173,797)	(172,059)	(1,738)	(103,851)	(102,812)	(1,039)	698,887	691,898	6,989	374,024	370,284	3,740	(94,282)	(93,339)	(943)	556,742	551,175	5,567	2,641,797	2,615,379	26,418	2,482,508	2,457,683	24,825	2,213,042	2,190,912	22,130	3,212,273	3,180,150	32,123	1,554,531	1,538,986	15,545	(79,129)	(78,338)	(791)	(137,219)	(135,847)	(1,372)	(199,189)	(197,197)	(1,992)	(246,031)	(243,571)	(2,460)	(231,517)	(229,202)	(2,315)	(244,274)	(241,831)	(2,443)	171,768	170,050	1,718
Partners' capital (deficit), Ending balance at Mar. 31, 2017	(13,515,811)	(6,338,126)	(7,177,685)	(1,195,842)	(875,631)	(320,211)	(1,080,135)	(907,383)	(172,752)	(2,596,833)	(2,351,781)	(245,052)	(1,430,507)	(1,131,355)	(299,152)	427,181	602,161	(174,980)	345,711	565,870	(220,159)	677,679	989,245	(311,566)	3,574,800	3,745,499	(170,699)	812,483	1,086,195	(273,712)	(3,141,779)	(2,771,714)	(370,065)	(1,476,989)	(1,235,163)	(241,826)	2,006,354	2,365,549	(359,195)	(1,938,575)	(1,512,826)	(425,749)	(922,217)	(687,215)	(235,002)	(2,372,519)	(2,048,404)	(324,115)	1,840,785	2,104,402	(263,617)	2,035,812	2,194,117	(158,305)	(86,114)	130,312	(216,426)	1,520,336	1,723,417	(203,081)	88,115	283,677	(195,562)	(2,435,842)	(2,186,540)	(249,302)	(2,966,735)	(2,687,899)	(278,836)	1,072,888	1,303,097	(230,209)	(436,907)	(111,017)	(325,890)	(2,518,317)	(2,255,686)	(262,631)	(2,086,590)	(1,712,062)	(374,528)	(1,232,054)	(956,991)	(275,063)
Contributions	1,070,891	0	1,070,891	0	0	0	1,070,891	0	1,070,891	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Distributions	(420,163)	(420,163)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(380,117)	(380,117)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(40,046)	(40,046)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	9,787,196	9,689,324	97,872	(6,894)	(6,825)	(69)	9,244	9,152	92	(59,412)	(58,818)	(594)	943,256	933,823	9,433	21,331	21,118	213	34,406	34,062	344	(35,421)	(35,067)	(354)	3,225,133	3,192,882	32,251	(69,919)	(69,220)	(699)	203,747	201,710	2,037	240,789	238,381	2,408	(75,968)	(75,208)	(760)	1,576,107	1,560,346	15,761	121,295	120,082	1,213	(73,012)	(72,282)	(730)	2,587,521	2,561,646	25,875	(60,762)	(60,154)	(608)	90,852	89,943	909	(46,425)	(45,961)	(464)	(48,069)	(47,588)	(481)	454,012	449,472	4,540	814,281	806,138	8,143	265,175	262,523	2,652	349,598	346,102	3,496	(227,804)	(225,526)	(2,278)	(276,116)	(273,355)	(2,761)	(169,749)	(168,052)	(1,697)
Partners' capital (deficit), Ending balance at Mar. 31, 2018	$ (3,077,887)	$ 2,931,035	$ (6,008,922)	$ (1,202,736)	$ (882,456)	$ (320,280)	$ 0	$ (898,231)	$ 898,231	$ (2,656,245)	$ (2,410,599)	$ (245,646)	$ (487,251)	$ (197,532)	$ (289,719)	$ 448,512	$ 623,279	$ (174,767)	$ 0	$ 219,815	$ (219,815)	$ 642,258	$ 954,178	$ (311,920)	$ 6,799,933	$ 6,938,381	$ (138,448)	$ 742,564	$ 1,016,975	$ (274,411)	$ (2,938,032)	$ (2,570,004)	$ (368,028)	$ (1,236,200)	$ (996,782)	$ (239,418)	$ 1,930,386	$ 2,290,341	$ (359,955)	$ (362,468)	$ 47,520	$ (409,988)	$ (800,922)	$ (567,133)	$ (233,789)	$ (2,445,531)	$ (2,120,686)	$ (324,845)	$ 4,428,306	$ 4,666,048	$ (237,742)	$ 1,975,050	$ 2,133,963	$ (158,913)	$ 4,738	$ 220,255	$ (215,517)	$ 1,473,911	$ 1,677,456	$ (203,545)	$ 0	$ 196,043	$ (196,043)	$ (1,981,830)	$ (1,737,068)	$ (244,762)	$ (2,152,454)	$ (1,881,761)	$ (270,693)	$ 1,338,063	$ 1,565,620	$ (227,557)	$ (87,309)	$ 235,085	$ (322,394)	$ (2,746,121)	$ (2,481,212)	$ (264,909)	$ (2,362,706)	$ (1,985,417)	$ (377,289)	$ (1,401,803)	$ (1,125,043)	$ (276,760)